UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21866
Highland Funds I
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: June 30
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2010	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks - 63.1%
CONSUMER DISCRETIONARY - 10.1%
163,400	American Axle & Manaufacturing Holdings, Inc. (a)	1,473,868
67,900	Ctrip.com International, Ltd., ADR (a)	3,242,225
160,200	DSW, Inc., Class A (a)	4,597,740
255,700	Jarden Corp.	7,959,941
243,586	Tempur-Pedic International, Inc. (a)	7,551,166
119,700	Warnaco Group, Inc., (The) (a)	6,120,261

		30,945,201

CONSUMER STAPLES - 3.4%
150,100	Diamond Foods, Inc.	6,152,599
91,300	TreeHouse Foods, Inc. (a)	4,208,930

		10,361,529

ENERGY - 6.9%
78,800	Complete Production Services, Inc. (a)	1,611,460
98,801	Concho Resources, Inc. (a)	6,537,662
1,026,150	Crosstex Energy LP (a)	13,032,105

		21,181,227

FINANCIAL - 12.9%
190,200	Banco Bradesco SA ADR	3,876,276
187,400	CB Richard Ellis Group, Inc., Class A (a)	3,425,672
347,496	DuPont Fabros Technology, Inc. REIT	8,739,524
299,800	Hospitality Properties Trust REIT	6,694,534
1,451,680	KKR & Co., (Guernsey) LP	15,387,808
150,000	MGIC Investment Corp. (a)	1,384,500
1,000	Pacific Capital Bancorp (a)	820

		39,509,134

HEALTHCARE - 2.1%
82,100	AMERIGROUP Corp. (a)	3,486,787
120,000	CareFusion Corp. (a)	2,980,800

		6,467,587

INDUSTRIALS - 1.9%
16,300	IESI-BFC Ltd.	373,107
103,300	Kansas City Southern (a)	3,864,453
101,400	Korn/Ferry International (a)	1,677,156

		5,914,716

INFORMATION TECHNOLOGY - 17.6%
33,000	Akamai Technologies, Inc. (a)	1,655,940
52,460	Apple, Inc. (a)(b)	14,885,525
11,300	Ariba, Inc. (a)	213,570
87,700	Cavium Networks, Inc. (a)	2,522,252
110,539	Cognizant Technology Solutions Corp., Class A (a)	7,126,449
221,100	Finisar Corp. (a)	4,154,469
37,900	Global Payments, Inc.	1,625,531
84,800	QUALCOMM, Inc.	3,826,176
74,486	Rovi Corp. (a)	3,754,839
121,200	SuccessFactors, Inc. (a)	3,043,332
234,300	Western Union Co.	4,140,081
678,000	Xerox Corp.	7,017,300

		53,965,464

MATERIALS - 1.5%
8,500	Compass Minerals International, Inc.	651,270
68,257	Market Vectors Gold Miners, ETF	3,817,614

		4,468,884

OTHER - 0.5%
81,500	iPath S&P 500 VIX Short-Term Futures, ETN (a)	1,411,580

TELECOMMUNICATION SERVICES - 6.2%
333,199	ICO Global Communications Holdings Ltd. (a)	546,446
280,103	SBA Communications Corp., Class A (a)	11,288,151
320,925	Syniverse Holdings, Inc. (a)	7,275,371

		19,109,968

	Total Common Stocks (Cost $181,791,539)	193,335,290

Contracts
Purchased Call Options (a) - 0.1%
INFORMATION TECHNOLOGY - 0.1%
1,500	Qualcomm, Inc., Strike Price $44.00, Expiration 10/16/10	243,000

	Total Purchased Call Options (Cost $62,555)	243,000

Purchased Put Options (a) - 0.0%
INFORMATION TECHNOLOGY - 0.0%
1,500	NVIDIA Corp., Strike Price $9.00, Expiration 10/16/10	3,000
3,000	TLAB US, Strike Price $7.00, Expiration 10/16/10	15,000

	Total Purchased Put Options (Cost $62,386)	18,000

Units
Rights - 0.2%
FINANCIAL - 0.2%
15,926,931	Pacific Capital Bancorp, Expiration 11/19/10 (a) (d)	633,545

	Total Rights (Cost $472,117)	633,545

Total Investments - 63.4% (Cost of $182,388,597) (e)		194,229,835

See accompanying Notes to Investment Portfolio.	1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Long/Short Equity Fund

Shares		Value ($)
$30,000,000 in cash was segregated or on deposit with the brokers to cover investments sold short as of September 30, 2010 and is included in “Other Assets & Liabilities, Net”:
Short Sales - (27.6)%
CONSUMER DISCRETIONARY - (4.4)%
60,000	Dollar General Corp. (c)	(1,755,000)
85,600	Gildan Activewear, Inc. (c)	(2,404,504)
74,500	Hanesbrands, Inc. (c)	(1,926,570)
149,600	Leggett & Platt, Inc.	(3,404,896)
70,224	SPDR S&P Retail Fund, ETF	(2,934,661)
12,000	Whirlpool Corp.	(971,520)

		(13,397,151)

CONSUMER STAPLES - (2.4)%
40,000	Central European Distribution Corp. (c)	(892,800)
107,400	Consumer Staples Select Sector SPDR Fund, ETF	(2,993,238)
256,300	Sara Lee Corp.	(3,442,109)

		(7,328,147)

ENERGY - (3.8)%
32,236	Continental Resources, Inc. (c)	(1,494,461)
43,000	Copano Energy LLC	(1,178,630)
35,100	Enterprise Products Partners LP	(1,392,417)
57,400	MarkWest Energy Partners LP	(2,061,808)
32,100	Regency Energy Partners LP	(785,808)
63,000	SPDR S&P Oil & Gas Exploration & Production, ETF	(2,662,380)
69,200	Targa Resources Partners LP	(1,922,376)

		(11,497,880)

FINANCIAL - (4.9)%
15,700	Affiliated Managers Group, Inc. (c)	(1,224,757)
145,700	Bank of America Corp.	(1,910,127)
106,000	Blackstone Group LP	(1,345,140)
45,700	Digital Reality Trust, Inc., REIT	(2,819,690)
185,400	Financial Engines, Inc. (c)	(2,462,112)
110,000	Financial Select Sector SPDR Fund, ETF	(1,577,895)
145,000	Host Hotels & Resorts, Inc. REIT	(2,099,600)
45,300	JPMorgan Chase & Co.	(1,724,571)

		(15,163,892)

HEALTHCARE - (0.6)%
65,700	Patterson Co., Inc.	(1,882,305)

INDUSTRIALS - (2.8)%
74,500	Acuity Brands, Inc.	(3,295,880)
52,000	Landstar System, Inc.	(2,008,240)
180,100	Masco Corp.	(1,982,901)
25,800	PACCAR, Inc.	(1,242,270)

		(8,529,291)

INFORMATION TECHNOLOGY - (7.1)%
91,900	AsiaInfo-Linkage, Inc. (c)	(1,813,187)
60,500	Broadcom Corporation, Class A	(2,141,095)
101,700	Corning, Inc.	(1,859,076)
80,000	DealerTrack Holdings, Inc. (c)	(1,366,400)
228,000	Fairchild Semiconductor International, Inc. (c)	(2,143,200)
290,100	NVIDIA Corp. (c)	(3,388,368)
108,272	Semiconductor HOLDRs Trust, ETF	(2,998,052)
126,300	Technology Select Sector SPDR Fund, ETF	(2,907,426)
439,300	Tellabs, Inc.	(3,272,785)

		(21,889,589)

MATERIALS - (0.9)%
42,200	Olin Corp.	(850,752)
27,400	Sherwin-Williams Co., (The)	(2,058,836)

		(2,909,588)

OTHER - (0.7)%
14,348	SPDR S&P Midcap 400 Trust, ETF	(2,088,925)

Total Investments sold short (Proceeds $80,721,326)		(84,686,768)

Other Assets & Liabilities, Net - 64.3% (g)		197,048,046

Net Assets - 100.0%		306,591,113

Contracts
Written Call Options (c) - (0.1)%
ENERGY - 0.0%
300	Concho Resources, Inc., Strike Price $65.00, Expiration 10/16/10	(75,000)

INFORMATION TECHNOLOGY - 0.0%
100	Apple, Inc., Strike Price $290.00, Expiration 10/16/10	(41,000)
150	Cognizant Technology Solutions Corp., Class A, Strike Price $62.50, Expiration 10/16/10	(43,350)

		(84,350)

Total Written Call Options (Proceeds $135,201)		$(159,350)

See accompanying Notes to Investment Portfolio.	2

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Long/Short Equity Fund

(a)	Non-income producing security.

(b)	All or part of this security is held as collateral for short sales.

(c)	No dividend payable on security sold short.

(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $633,545, or 0.2% of net assets, were valued under fair value procedures as of September 30, 2010.

(e)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$12,892,764
Gross unrealized depreciation	(1,051,526)

Net unrealized appreciation	$11,841,238

(f)	Transactions in written options for the period ended September 30, 2010 were as follows:

	Number of
	Contracts	Premium

Outstanding, June 30, 2010	850	$251,014
Call Options Written	5,950	784,693
Call Options Expired	(1,687)	(300,254)
Call Options Exercised	(988)	(81,231)
Put Options Exercised	(50)	(26,849)
Call Options Closed	(3,525)	(468,023)

Outstanding, September 30, 2010	550	$159,350

(g)	Includes written options at value.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

ETN	Exchange Traded Note

HOLDRs	Holding Company Depositary Receipts

LP	Limited Partnership

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depositary Receipts

SP ADR	Sponsored American Depositary Receipt

VIX	Volatilitiy Index

See accompanying Notes to Investment Portfolio.	3

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2010	Highland Long/Short Healthcare Fund

Shares		Value ($)
Common Stocks - 81.5%
CONSUMER STAPLES - 3.0%
18,993	CVS Caremark Corp.	597,710

HEALTHCARE - 68.7%
Biotechnology - 14.3%
11,831	Celgene Corp. (a)(b)	681,584
10,160	Dendreon Corp. (a)(b)	418,389
49,357	Exact Sciences Corp. (a)(b)	357,345
38,428	Halozyme Therapeutics, Inc. (a)	296,280
12,673	Human Genome Sciences, Inc. (a)(b)	377,529
117,146	Myrexis, Inc. (a)(b)	452,184
45,400	Orexigen Therapeutics, Inc. (a)	269,222

		2,852,533

Healthcare Equipment - 20.0%
181,944	Alphatec Holdings, Inc. (a)	387,541
5,034	ArthroCare Corp. (a)(b)	136,824
29,220	CareFusion Corp. (a)(b)	725,825
1,068,076	Genesys Ventures IA, L.P. (a)(c)(d)	1,965,260
18,981	Hologic, Inc. (a)	303,886
77,752	Uroplasty, Inc. (a)	369,322
3,915	Volcano Corp. (a)	101,712

		3,990,370

Healthcare Facilities - 9.4%
11,308	Ensign Group, Inc. (b)	202,979
50,409	Kindred Healthcare, Inc. (a)(b)	656,325
30,000	PHC, Inc., Class A (a)	38,700
57,343	Sun Healthcare Group, Inc. (a)(b)	485,695
12,700	Universal Health Services, Inc., Class B (b)	493,522

		1,877,221

Healthcare Services - 0.7%
29,122	Alliance HealthCare Services, Inc. (a)(b)	133,379

Healthcare Supplies - 2.8%
227,797	TranS1, Inc. (a)	562,659

Life Sciences Tools & Services - 4.8%
7,573	Dionex Corp. (a)(b)	654,610
12,946	PAREXEL International Corp. (a)(b)	299,441

		954,051

Managed Healthcare - 7.5%
11,289	AMERIGROUP Corp. (a)(b)	479,444
19,660	Molina Healthcare, Inc. (a)(b)	530,623
13,393	UnitedHealth Group, Inc. (b)	470,228

		1,480,295

Pharmaceuticals - 9.2%
9,563	Abbott Laboratories (b)	499,571
24,975	BioMimetic Therapeutics, Inc. (a)(b)	284,715
13,278	Eli Lilly & Co. (b)	485,045
8,946	Teva Pharmaceutical Industries, Ltd., SP ADR (b)	471,902
4,224	Warner Chilcott PLC, Class A (b)	94,787

		1,836,020

		13,686,528

INDUSTRIALS - 2.1%
9,788	Pall Corp.	407,572

INFORMATION TECHNOLOGY - 1.9%
11,357	Agilent Technologies, Inc. (a)	378,982

OTHER - 5.8%
14,000	UltraPro Short ProShares Russell2000, ETF (a)	537,879
21,000	UltraShort S&P 500 ProShares, ETF (a)	621,809

		1,159,688

	Total Common Stocks (Cost $14,726,456)	16,230,480

Contracts
Purchased Call Options - 1.4%
HEALTHCARE - 1.4%
Biotechnology - 0.6%
452	Orexigen Therapeutics, Inc., Strike Price $5.00, Expiration 04/16/11	129,950

Healthcare Equipment & Services - 0.8%
200	Wellpoint, Inc., Strike Price $50.00, Expiration 12/18/10	157,500
20	Volcano Corp., Strike Price $30.00, Expiration 10/16/10	100

		157,600

	Total Purchased Call Options (Cost $229,043)	287,550

Purchased Put Options - 0.3%
HEALTHCARE - 0.3%
Healthcare Equipment - 0.3%
300	Sirona Dental Systems, Inc., Strike Price $35.00, Expiration 12/18/10	58,500

	Total Purchased Put Options (Cost $109,130)	58,500

Total Investments - 83.2% (Cost of $15,064,629) (f)		16,576,530

See accompanying Notes to Investment Portfolio.	4

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2010	Highland Long/Short Healthcare Fund

Shares		Value ($)
$4,041 in cash was segregated or on deposit with the brokers to cover instruments sold short as of September 30, 2010 and is included in “Other Assets & Liabilities, Net”:
Short Sales - (44.4)%
HEALTHCARE - (44.4)%
Biotechnology - (3.4)%
8,123	Amgen, Inc. (e)	(447,659)
12,700	Raptor Pharmaceuticals Corp. (e)	(37,465)
8,475	Savient Pharmaceuticals, Inc. (e)	(193,823)

		(678,947)

Healthcare Distributors - (5.2)%
10,160	Henry Schein, Inc. (e)	(595,173)
15,225	Owens & Minor, Inc.	(433,304)

		(1,028,477)

Healthcare Equipment - (16.9)%
24,746	Cyberonics, Inc. (e)	(660,223)
6,166	Edwards Lifesciences Corp. (e)	(413,430)
12,656	Invacare Corp.	(335,511)
7,172	Medtronic, Inc.	(240,836)
15,240	Sirona Dental Systems, Inc. (e)	(549,250)
11,142	Stryker Corp.	(557,657)
10,000	Varian Medical Systems, Inc. (e)	(605,000)

		(3,361,907)

Healthcare Facilities - (2.4)%
15,621	Community Health Systems, Inc. (e)	(483,782)

Healthcare Supplies - (3.7)%
20,580	AGA Medical Holdings, Inc. (e)	(287,297)
13,388	West Pharmaceutical Services, Inc.	(459,342)

		(746,639)

Life Sciences Tools & Services - (4.5)%
1,482	Mettler-Toledo International, Inc. (e)	(184,420)
13,644	Pharmaceutical Product Development, Inc.	(338,235)
20,640	QIAGEN NV (e)	(366,154)

		(888,809)

Pharmaceuticals - (8.3)%
4,481	AstraZeneca PLC, SP ADR	(227,187)
8,868	Auxilium Pharmaceuticals, Inc. (e)	(219,749)
13,442	Bristol-Myers Squibb Co.	(364,413)
13,388	Eisai Co., Ltd.	(467,795)
19,050	Impax Laboratories, Inc. (e)	(377,190)

		(1,656,334)

	Total Investments sold short (Cost $(8,510,873))	(8,844,895)

Contracts		Value ($)
Written Call Options - (0.3)%
HEALTHCARE - (0.3)%
Biotechnology - (0.3)%
531	Exact Scieneces Corp., Strike Price $7.50, Expiration 11/20/10	(67,968)

Total Written Call Options (Proceeds $52,051)		(67,968)

Other Assets & Liabilities, Net - 61.2%		12,192,203

Net Assets - 100.0%		19,923,838

(a)	Non-income producing security.

(b)	All or part of this security is pledged as collateral for short sales.

(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $1,965,260, or 9.9% of net assets, were valued under fair value procedures as of September 30, 2010.

(d)	Affiliated issuer. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Assets with a total aggregate market value of $1,965,260, or 9.9% of net assets, were affiliated with the Fund as of September 30, 2010.

(e)	No dividend payable on security sold short.

(f)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross Unrealized appreciation	$1,695,445
Gross Unrealized depreciation	(183,544)

Net Unrealized depreciation	$1,511,901

(g)	Transactions in written and purchased options for the period ended September 30, 2010 were as follows:

	Number of
	Contracts	Premium

Outstanding, June 30, 2010	—	$—
Call Options Written	531	52,051
Put Options Written	56	8.847
Put Options Expired	(56)	(8,847)

Outstanding, September 30, 2010	531	$52,051

ETF	Exchange Traded Fund

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Investment Portfolio.	5

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2010	Highland All Cap Equity Value Fund

Shares		Value ($)
Common Stocks - 68.4%
CONSUMER DISCRETIONARY - 16.2%
4,700	J.C. Penney Co., Inc.	127,746
53,800	KB HOME	609,554
15,700	Meritage Homes Corp. (a)	308,034
26,900	Office Depot, Inc. (a)	123,740
37,300	Ryland Group, Inc.	668,416

		1,837,490

ENERGY - 5.9%
14,200	Arch Coal, Inc.	379,282
1,200	BP PLC, SP ADR	49,404
5,000	Peabody Energy Corp.	245,050

		673,736

FINANCIAL - 35.0%
17,400	Bank of America Corp.	228,114
142,400	Citigroup, Inc. (a)	555,360
18,415	First Defiance Financial Corp.	185,623
1,700	First Place Financial Corp. (a)	6,426
10,300	JPMorgan Chase & Co.	392,121
16,900	MainSource Financial Group, Inc.	129,116
78,500	Marshall & Ilsley Corp.	552,640
59,400	MGIC Investment Corp. (a)	548,262
135,000	PMI Group, Inc. (a)	495,450
33,800	Regions Financial Corp.	245,726
14,700	SunTrust Banks, Inc.	379,701
11,800	Zions Bancorporation	252,048

		3,970,587

INDUSTRIALS - 2.1%
2,500	Continental Airlines, Inc., Class B (a)	62,100
10,300	GenCorp, Inc. (a)	50,676
2,900	Navistar International Corp. (a)	126,556

		239,332

INFORMATION TECHNOLOGY - 3.8%
4,809	ActivIdentity Corp. (a)	10,484
22,500	Dell, Inc. (a)	291,600
800	FormFactor, Inc. (a)	6,880
14,200	Motorola, Inc. (a)	121,126

		430,090

TELECOMMUNICATION SERVICES - 1.1%
27,600	Sprint Nextel Corp. (a)	127,788

UTILITY - 4.3%
138,400	RRI Energy, Inc. (a)	491,320

	Total Common Stocks (Cost $8,641,450)	7,770,343

Principal Amount ($)		Value ($)
Corporate Notes and Bonds - 1.0%
FINANCIAL - 1.0%
350,000	Motors Liquidation Co. 8.25%, 07/15/23 (b)	114,625

	Total Corporate Notes and Bonds (Cost $124,250)	114,625

Units
Warrants - 1.7%
FINANCIAL - 1.7%
77,700	Bank of America Corp., Expiration 10/28/18 (a)	184,926

	Total Warrants (Cost $320,884)	184,926

Total Investments - 71.1% (Cost of $9,086,584) (c)		8,069,894

Other Assets & Liabilities, Net - 28.9%		3,287,248

Net Assets - 100.0%		11,357,142

(a)	Non-income producing security.

(b)	The issuer is in default of it’s payment obligation. Income is not being accrued.

(c)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$120,161
Gross unrealized depreciation	(1,136,851)

Net unrealized depreciation	$(1,016,690)

SP ADR Sponsored American Depositary Receipt

See accompanying Notes to Investment Portfolio.	6

NOTES TO INVESTMENT PORTFOLIO (unaudited)
As of September 30, 2010
Valuation of Investments:
In computing the Highland Long/Short Equity Fund, the Highland Long/Short Healthcare Fund (formerly, Highland Healthcare Fund) and the Highland All Cap Equity Fund ( the “Funds’”) net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service.
Securities for which market quotations are not readily available and for which the Funds have determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Funds’ net asset value), will be valued by the Funds at fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ net asset value will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.
There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, a method of valuation which approximates market values. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.
Fair Value Measurements - The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2010
Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets as of September 30, 2010 is as follows:

				Level 3
	Total Market	Level 1	Level 2 Other	Significant
	Value at	Quoted	Significant	Unobservable
	09/30/2010	Prices	Observable Inputs	Inputs
Long/Short Equity Fund
Common Stocks*	$193,335,290	$193,335,290	$—	$—

Purchased Options by Risk Category Equity Contracts	$261,000	$261,000	$—	$—

Rights by Risk Category Equity Contracts	$633,545	$—	$—	$633,545

Total Investments in Securities	$194,229,835	$193,596,290	$—	$633,545

Short Sales*	$(84,686,768)	$(84,686,768)	$—	$—

Written Options by Risk Category Equity Contracts	$(159,350)	$(159,350)	$—	$—

Long/Short Healthcare Fund
Common Stocks

Consumer Staples	$597,710	$597,710	$—	$—
Healthcare
Biotechnology	$2,852,533	$2,852,533	$—	$—
Healthcare Equipment	$3,990,370	$2,025,110	$—	$1,965,260
Healthcare Facilities	$1,877,221	$1,877,221	$—	$—
Healthcare Services	$133,379	$133,379	$—	$—
Healthcare Supplies	$562,659	$562,659	$—	$—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2010

				Level 3
	Total Market	Level 1	Level 2 Other	Significant
	Value at	Quoted	Significant	Unobservable
	09/30/2010	Prices	Observable Inputs	Inputs
Long/Short Healthcare Fund (Cont’d)
Life Sciences Tools & Services	$954,051	$954,051	$—	$—
Managed Healthcare	$1,480,295	$1,480,295	$—	$—
Pharmaceuticals	$1,836,020	$1,836,020	$—	$—

Industrials	$407,572	$407,572	$—	$—

Information Technology	$378,982	$378,982	$—	$—

Other	$1,159,688	$1,159,688	$—	$—

Purchased Options by Risk Category Equity Contracts	$346,050	$346,050	$—	$—

Total Investments in Securities	$16,576,530	$14,611,270	$—	$1,965,260

Written Options by Risk Category Equity Contracts	$(67,968)	$(67,968)	$—	$—

Short Sales*	$(8,844,895)	$(8,844,895)	$—	$—

All Cap Equity Value Fund
Common Stocks*	$7,770,343	$7,770,343	$—	$—

Corporate Debt	$114,625	$114,625	$—	$—

Warrants by Risk Category Equity Contracts	$184,926	$184,926	$—	$—

Total Investments in Securities	$8,069,894	$8,069,894	$—	$—

*	Please refer to the Investment Portfolio for industry breakout
The tables below set forth a summary of changes in assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended September 30, 2010.
The All Cap Equity Fund had no Level 3 assets as of June 30, 2010 or September 30, 2010.

Highland Long/Short Equity Fund
Assets at Fair Value using unobservable inputs (Level 3)	Portfolio Investments
Balance as of June 30, 2010	$—
Net change in amortization/(accretion) of premium/(discount)	—
Net change in realized gains/(losses)	—
Net change in FX gains/(losses)	—
Net change in unrealized gains/(losses)	161,428
Net purchases and sales	472,117
Balance as of September 30, 2010	$633,545

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2010

Highland Long/Short Healthcare Fund
Assets at Fair Value using unobservable inputs (Level 3)	Portfolio Investments
Balance as of June 30, 2010	$1,890,495
Net change in amortization/(accretion) of premium/(discount)	—
Net change in realized gains/(losses)	—
Net change in FX gains/(losses)	—
Net change in unrealized gains/(losses)	74,765
Net purchases and sales	—
Balance as of September 30, 2010	$1,965,260
The net change in unrealized appreciation (depreciation) from Level 3 investments held as of September 30, 2010, for the Long/Short Equity Fund and the Long/Short Healthcare Fund, was $161,428 and $74,765, respectively.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.
Options:
The Long/Short Equity Fund and the Long/Short Healthcare Fund have written calls to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the Funds’ strategy.
Financial Instruments:
The Funds adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.
The fair value of derivative instruments whose primary underlying risk exposure is equity price risk at September 30, 2010 was as follows:

Fair Value
	Asset	Liability
Derivative	Derivatives	Derivatives
Long/Short Equity Fund
Options	$261,000	$159,350
Rights	$633,545	$—
Long/Short Healthcare Fund
Options	$346,050	$67,968
All Cap Equity Value Fund
Warrants	$184,926	$—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of September 30, 2010
For the period ended September 30, 2010, the Funds’ average volume of derivatives is as follows:

			Purchased	Written
	Warrants	Rights	Options	Options
Fund	(Units)	(Units)	(Contracts)	(Contracts)

Long/Short Equity Fund	—	7,964	3,350	700
Long/Short Healthcare Fund	—	—	839	266
All Cap Equity Value Fund	91,050	—	—	—
Affiliated Issuers:
Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Long/Short Healthcare Fund held at least five percent of the outstanding voting stock of the following company during the period ended September 30, 2010:

	Shares at	Market Value	Market Value
Issuer	September 30, 2010	June 30, 2010	September 30, 2010
Genysys Ventures IA, L.P.	1,068,076	$1,890,495	$1,965,260

	1,068,076	$1,890,495	$1,965,260

Subsequent Events:
On September 13, 2010, JS Asset Management (“JSAM”), in accordance with the sub-advisory agreement, gave 30 days notice to Highland Funds that it will resign as sub-adviser to the All Cap Equity Value Fund. The Fund was closed to new investors promptly following notification of JSAM’s resignation; JSAM continued to manage the Fund through October 27, 2010. Subsequent to the resignation, the Fund revived redemptions which resulted in a small asset base. Due to the small asset base, the Board of Directors approved the liquidation of the Fund on October 25, 2010.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Highland Funds I

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 11/19/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 11/19/10

By (Signature and Title)*	/s/ Brian Mitts Brian Mitts, Chief Financial Officer and Treasurer
(principal financial officer)
Date 11/19/10

*	Print the name and title of each signing officer under his or her signature.